SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting and Consolidation—The accompanying Consolidated Financial Statements (“Financial Statements”) have been prepared in accordance with the rules and regulations of the United States (“U.S.”) Securities and Exchange Commission (the “SEC”) and accounting principles generally accepted in the United States of America (“U.S. GAAP”). These Financial Statements include all wholly-owned subsidiaries and those entities which we are required to consolidate. See the “Partnering Arrangements” section of this footnote for further discussion of our consolidation policy for those entities that are not wholly-owned. Intercompany balances and transactions are eliminated in consolidation. Certain balances at December 31, 2015 have been reclassified within our Consolidated Balance Sheet (“Balance Sheet”) to conform to our December 31, 2016 presentation.
On February 27, 2017, we entered into a definitive agreement (the “CS Agreement”) with CSVC Acquisition Corp (“CSVC”), under which CSVC agreed to acquire our “Capital Services Operations” (primarily comprised of our former Capital Services reportable segment). Our Capital Services Operations provided comprehensive and integrated maintenance services, environmental engineering and remediation, construction services, program management, and disaster response and recovery services for private-sector customers and governments. We completed the sale of the Capital Services Operations on June 30, 2017 (the “Closing Date”), as described in Note 5. We considered the Capital Services Operations to be a discontinued operation in the first quarter 2017, as the divestiture represented a strategic shift and would have a material effect on our operations and financial results.
In the July 2017, we initiated a plan to market and sell our “Technology Operations” (primarily comprised of our former Technology reportable segment and our “Engineered Products Operations”, representing a portion of our Fabrication Services reportable segment). Our Technology Operations provides proprietary process technology licenses and associated engineering services, catalysts and engineered products, primarily for the petrochemical and refining industries, and offers process planning and project development services and a comprehensive program of aftermarket support. We considered the Technology Operations to be a discontinued operation in the third quarter 2017, as the anticipated divestiture represented a strategic shift and would have a material effect on our operations and financial results.
Financial information and disclosures for all periods presented have been recast on a retrospective basis as if the discontinued operations criteria for the Capital Services Operations and Technology Operations were met as of December 31, 2016. Operating results of the Capital Services Operations and Technology Operations have been classified as a discontinued operation within the Consolidated Statements of Operations (the “Statement of Operations”) for 2016, 2015 and 2014. Further, the assets and liabilities of the Capital Services Operations and Technology Operations have been classified as assets and liabilities of discontinued operations within our December 31, 2016 and 2015 Balance Sheets. Cash flows of the Capital Services Operations and Technology Operations are not reported separately within our Consolidated Statements of Cash Flows. Unless otherwise noted, the values presented throughout the notes to our Financial Statements relate to our continuing operations. See Note 5 for additional discussion of our discontinued operations.
Use of Estimates—The preparation of our Financial Statements in conformity with U.S. GAAP requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses and related disclosures of contingent assets and liabilities. We believe the most significant estimates and judgments are associated with revenue recognition for our contracts, including estimating costs and the recognition of incentive fees and unapproved change orders and claims; fair value and recoverability assessments that must be periodically performed with respect to long-lived tangible assets, goodwill and other intangible assets; valuation of deferred tax assets and financial instruments; the determination of liabilities related to self-insurance programs and income taxes; and consolidation determinations with respect to our partnering arrangements. If the underlying estimates and assumptions upon which our Financial Statements are based change in the future, actual amounts may differ from those included in the accompanying Financial Statements.
Revenue Recognition—Our revenue is primarily derived from long-term contracts and is generally recognized using the percentage of completion (“POC”) method, primarily based on the percentage that actual costs-to-date bear to total estimated costs to complete each contract. We follow the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Revenue Recognition Topic 605-35 for accounting policies relating to our use of the POC method, estimating costs, and revenue recognition, including the recognition of incentive fees, unapproved change orders and claims, and combining and segmenting contracts. We primarily utilize the cost-to-cost approach to estimate POC as we believe this method is less subjective than relying on assessments of physical progress. Under the cost-to-cost approach, the use of estimated costs to complete each contract is a significant variable in the process of determining recognized revenue and is a significant factor in the accounting for contracts. Significant estimates that impact the cost to complete each contract are costs of engineering, materials, components, equipment, labor and subcontracts; labor productivity; schedule durations, including subcontractor or supplier progress; liquidated damages; contract disputes, including claims; achievement of contractual performance requirements; and contingency, among others. The cumulative impact of revisions in total cost estimates during the progress of work is reflected in the period in which these changes become known, including, to the extent required, the reversal of profit recognized in prior periods and the recognition of losses expected to be incurred on contracts in progress. Due to the various estimates inherent in our contract accounting, actual results could differ from those estimates. See Note 17 for discussion of projects with significant changes in estimated margins during 2016, 2015 and 2014.
Our long-term contracts are awarded on a competitively bid and negotiated basis and the timing of revenue recognition may be impacted by the terms of such contracts. We use a range of contracting options, including cost-reimbursable, fixed-price and hybrid, which has both cost-reimbursable and fixed-price characteristics. Fixed-price contracts, and hybrid contracts with a more significant fixed-price component, tend to provide us with greater control over project schedule and the timing of when work is performed and costs are incurred, and accordingly, when revenue is recognized. Cost-reimbursable contracts, and hybrid contracts with a more significant cost-reimbursable component, generally provide our customers with greater influence over the timing of when we perform our work, and accordingly, such contracts often result in less predictability with respect to the timing of revenue recognition. Contract revenue for our long-term contracts recognized under the POC method reflects the original contract price adjusted for approved change orders and estimated recoveries for incentive fees, unapproved change orders and claims. We recognize revenue associated with incentive fees when the value can be reliably estimated and recovery is probable. We recognize revenue associated with unapproved change orders and claims to the extent the related costs have been incurred, the value can be reliably estimated and recovery is probable. Our recorded incentive fees, unapproved change orders and claims reflect our best estimates of recovery amounts; however, the ultimate resolution and amounts received could differ from these estimates. See Note 17 for additional discussion of our recorded unapproved change orders, claims and incentives.
With respect to our engineering, procurement, and construction (“EPC”) services, our contracts are not segmented between types of services, such as engineering and construction, if each of the EPC components is negotiated concurrently or if the pricing of any such services is subject to the ultimate negotiation and agreement of the entire EPC contract. However, an EPC contract including technology or fabrication services may be segmented if we satisfy the segmenting criteria in ASC 605-35. Revenue recorded in these situations is based on our prices and terms for similar services to third party customers. Segmenting a contract may result in different interim rates of profitability for each scope of service than if we had recognized revenue without segmenting. In some instances, we may combine contracts that are entered into in multiple phases, but are interdependent and include pricing considerations by us and the customer that are impacted by all phases of the project. Otherwise, if each phase is independent of the other and pricing considerations do not give effect to another phase, the contracts will not be combined.
Cost of revenue for our long-term contracts includes direct contract costs, such as materials and labor, and indirect costs that are attributable to contract activity. The timing of when we bill our customers is generally dependent upon advance billing terms, milestone billings based on the completion of certain phases of the work, or when services are provided. Projects with costs and estimated earnings recognized to date in excess of cumulative billings are reported on the Balance Sheets as costs and estimated earnings in excess of billings. Projects with cumulative billings in excess of costs and estimated earnings recognized to date are reported on the Balance Sheets as billings in excess of costs and estimated earnings. The net balances on our Balance Sheets are collectively referred to as Contracts in Progress, net and the components of these balances at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Asset	Liability	Asset	Liability
Costs and estimated earnings on contracts in progress	$7,852,740	$22,544,241	$10,445,182	$17,779,376
Billings on contracts in progress	(7,522,308)	(23,763,065)	(10,014,140)	(19,368,704)
Contracts in Progress, net	$330,432	$(1,218,824)	$431,042	$(1,589,328)

Any uncollected billed amounts, including contract retentions, are reported as accounts receivable. At December 31, 2016 and 2015, accounts receivable included contract retentions of approximately $72,100 and $55,400, respectively. Contract retentions due beyond one year were approximately $37,500 at December 31, 2016.
Revenue for our service contracts that do not satisfy the criteria for revenue recognition under the POC method is recorded at the time services are performed. Revenue associated with incentive fees for these contracts is recognized when earned. Unbilled receivables for our service contracts are recorded within accounts receivable and were not material at December 31, 2016 and 2015.
Revenue for our pipe and steel fabrication and catalyst manufacturing contracts that are independent of an EPC contract, or for which we satisfy the segmentation criteria discussed above, is recognized upon shipment of the fabricated or manufactured units. During the fabrication or manufacturing process, all related direct and allocable indirect costs are capitalized as work in process inventory and such costs are recorded as cost of revenue at the time of shipment.
Our billed and unbilled revenue may be exposed to potential credit risk if our customers should encounter financial difficulties, and we maintain reserves for specifically-identified potential uncollectible receivables. At December 31, 2016 and 2015, our allowances for doubtful accounts were not material.
Precontract Costs—Precontract costs are generally charged to cost of revenue as incurred, but, in certain cases their recognition may be deferred if specific probability criteria are met. We had no significant deferred precontract costs at December 31, 2016 or 2015.
Research and Development—Expenditures for research and development activities are charged to cost of revenue as incurred and were $4,699, $4,607 and $3,629 for 2016, 2015 and 2014, respectively.
Other Operating Expense (Income), Net—Other operating expense (income), net, generally represents (gains) losses associated with the sale or disposition of property and equipment. For 2015, other operating expense (income), net also included a foreign exchange loss of approximately $11,000 associated with the re-measurement of certain non-U.S. Dollar denominated net assets.
Integration Related Costs—Integration related costs were $26,356 for 2014, and primarily related to facility consolidations, including the associated accrued future lease costs for vacated facilities and unutilized capacity, personnel relocation and severance related costs, and systems integration costs.
Depreciation Expense—Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives, including buildings and improvements (10 to 40 years) and plant and field equipment (1 to 15 years). Renewals and betterments that substantially extend the useful life of an asset are capitalized and depreciated. Leasehold improvements are depreciated over the lesser of the useful life of the asset or the applicable lease term. Depreciation expense is primarily included within cost of revenue and was $63,830, $84,939 and $96,209 for 2016, 2015 and 2014, respectively. See Note 9 for disclosure of the components of property and equipment.
Recoverability of Goodwill—Goodwill is not amortized to earnings, but instead is reviewed for impairment at least annually at a reporting unit level, absent any indicators of impairment or when other actions require an impairment assessment (such as a change in reporting units). We perform our annual impairment assessment during the fourth quarter of each year based upon balances as of October 1. We identify a potential impairment by comparing the fair value of the applicable reporting unit to its net book value, including goodwill. If the net book value exceeds the fair value of the reporting unit, an indication of potential impairment exists, and we measure the impairment by comparing the carrying value of the reporting unit’s goodwill to its implied fair value. To determine the fair value of our reporting units and test for impairment, we utilize an income approach (discounted cash flow method) as we believe this is the most direct approach to incorporate the specific economic attributes and risk profiles of our reporting units into our valuation model. This is consistent with the methodology used to determine the fair value of our reporting units in previous years. We generally do not utilize a market approach given the lack of relevant information generated by market transactions involving comparable businesses. However, to the extent market indicators of fair value become available, we consider such market indicators in our discounted cash flow analysis and determination of fair value. See Note 7 for additional discussion of our goodwill and related goodwill impairment recorded during 2016.
Recoverability of Other Long-Lived Assets—We amortize our finite-lived intangible assets on a straight-line basis with lives ranging from 6 to 20 years, absent any indicators of impairment. We review tangible assets and finite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If a recoverability assessment is required, the estimated future cash flow associated with the asset or asset group will be compared to the asset’s carrying amount to determine if an impairment exists. See Note 7 for additional discussion of our intangible assets.
Earnings Per Share (“EPS”)—Basic EPS is calculated by dividing net income attributable to CB&I by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the assumed conversion of dilutive securities, consisting of restricted shares, performance based shares (where performance criteria have been met), stock options and directors’ deferred-fee shares. See Note 3 for calculations associated with basic and diluted EPS.
Cash Equivalents—Cash equivalents are considered to be highly liquid securities with original maturities of three months or less.
Inventory—Inventory is recorded at the lower of cost or market and cost is determined using the first-in-first-out or weighted-average cost method. The cost of inventory includes acquisition costs, production or conversion costs, and other costs incurred to bring the inventory to a current location and condition. An allowance for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns, estimates of future sales expectations and salvage value. See Note 6 for additional discussion of our inventory.
Foreign Currency—The nature of our business activities involves the management of various financial and market risks, including those related to changes in foreign currency exchange rates. The effects of translating financial statements of foreign operations into our reporting currency are recognized as a cumulative translation adjustment in accumulated other comprehensive income (loss) (“AOCI”) which is net of tax, where applicable. With the exception of a foreign exchange loss of approximately $11,000 included within other operating expense (income), net related to the re-measurement of certain non-U.S. Dollar denominated net assets during 2015, foreign currency transactional and re-measurement exchange gains (losses) are included within cost of revenue and were not material in 2016, 2015 and 2014.
Financial Instruments—We utilize derivative instruments in certain circumstances to mitigate the effects of changes in foreign currency exchange rates and interest rates, as described below:

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Foreign Currency Exchange Rate Derivatives—We do not engage in currency speculation; however, we utilize foreign currency exchange rate derivatives on an ongoing basis to hedge against certain foreign currency related operating exposures. We generally seek hedge accounting treatment for contracts used to hedge operating exposures and designate them as cash flow hedges. Therefore, gains and losses, exclusive of credit risk and forward points (which represent the time value component of the fair value of our derivative positions), are included in AOCI until the associated underlying operating exposure impacts our earnings. Changes in the fair value of (1) credit risk and forward points, (2) instruments deemed ineffective during the period, and (3) instruments that we do not designate as cash flow hedges are recognized within cost of revenue.

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Interest Rate Derivatives—At December 31, 2016, we continued to utilize a swap arrangement to hedge against interest rate variability associated with $290,375 of our outstanding $300,000 unsecured term loan (the “Term Loan”). The swap arrangement has been designated as a cash flow hedge as its critical terms matched those of the Term Loan at inception and through December 31, 2016. Accordingly, changes in the fair value of the swap arrangement are included in AOCI until the associated underlying exposure impacts our earnings.

For those contracts designated as cash flow hedges, we document all relationships between the derivative instruments and associated hedged items, as well as our risk-management objectives and strategy for undertaking hedge transactions. This process includes linking all derivatives to specific firm commitments or highly-probable forecasted transactions. We continually assess, at inception and on an ongoing basis, the effectiveness of derivative instruments in offsetting changes in the cash flow of the designated hedged items. Hedge accounting designation is discontinued when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flow of the hedged item, including firm commitments or forecasted transactions, (2) the derivative is sold, terminated, exercised, or expires, (3) it is no longer probable that the forecasted transaction will occur, or (4) we determine that designating the derivative as a hedging instrument is no longer appropriate. See Note 11 for additional discussion of our financial instruments.
Income Taxes—Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using currently enacted income tax rates for the years in which the differences are expected to reverse. A valuation allowance is provided to offset any net deferred tax assets (“DTA(s)”) if, based upon the available evidence, it is more likely than not that some or all of the DTAs will not be realized. The realization of our net DTAs depends upon our ability to generate sufficient future taxable income of the appropriate character and in the appropriate jurisdictions.
Income tax and associated interest and penalty reserves, where applicable, are recorded in those instances where we consider it more likely than not that additional tax will be due in excess of amounts reflected in income tax returns filed worldwide, irrespective of whether or not we have received tax assessments. We continually review our exposure to additional income tax obligations and, as further information is known or events occur, changes in our tax and interest reserves may be recorded within income tax expense and interest expense, respectively. See Note 16 for additional discussion of our income taxes.
Partnering Arrangements—In the ordinary course of business, we execute specific projects and conduct certain operations through joint venture, consortium and other collaborative arrangements (collectively referred to as “venture(s)”). We have various ownership interests in these ventures, with such ownership typically proportionate to our decision making and distribution rights. The ventures generally contract directly with the third party customer; however, services may be performed directly by the ventures, or may be performed by us, our partners, or a combination thereof.
Venture net assets consist primarily of working capital and property and equipment, and assets may be restricted from being used to fund obligations outside of the venture. These ventures typically have limited third party debt or have debt that is non-recourse in nature; however, they may provide for capital calls to fund operations or require participants in the venture to provide additional financial support, including advance payment or retention letters of credit.
Each venture is assessed at inception and on an ongoing basis as to whether it qualifies as a VIE under the consolidations guidance in ASC 810. A venture generally qualifies as a VIE when it (1) meets the definition of a legal entity, (2) absorbs the operational risk of the projects being executed, creating a variable interest, and (3) lacks sufficient capital investment from the partners, potentially resulting in the venture requiring additional subordinated financial support, if necessary, to finance its future activities.
If at any time a venture qualifies as a VIE, we perform a qualitative assessment to determine whether we are the primary beneficiary of the VIE and, therefore, need to consolidate the VIE. We are the primary beneficiary if we have (1) the power to direct the economically significant activities of the VIE and (2) the right to receive benefits from, and obligation to absorb losses of, the VIE. If the venture is a VIE and we are the primary beneficiary, or we otherwise have the ability to control the venture, we consolidate the venture. If we are not determined to be the primary beneficiary of the VIE, or only have the ability to significantly influence, rather than control the venture, we do not consolidate the venture. We account for unconsolidated ventures using either proportionate consolidation for both the Balance Sheet and Statement of Operations, when we meet the applicable accounting criteria to do so, or the equity method. See Note 8 for additional discussion of our material partnering arrangements.
New Accounting Standards—In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, which provides a single comprehensive accounting standard for revenue recognition for contracts with customers and supersedes current industry-specific guidance, including ASC 605-35. The new standard prescribes a five-step revenue recognition model that focuses on transfer of control and entitlement to payment when determining the amount of revenue to be recognized. The new model requires companies to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time for each of these obligations. These concepts, as well as other aspects of the ASU, may change the method and/or timing of revenue recognition for certain of our contracts, primarily associated with our fabrication and manufacturing contracts. We expect that revenue generated from our EPC and engineering services contracts will continue to be recognized over time utilizing the cost-to-cost measure of progress consistent with current practice. We also expect our revenue recognition disclosures to significantly expand due to the new qualitative and quantitative requirements regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from our contracts. We will adopt the standard, including any updates to the standard, upon its effective date in the first quarter 2018 utilizing the modified retrospective approach. This approach will result in a cumulative adjustment to beginning equity in the first quarter 2018 for contracts impacted by the adoption of the standard. We are continuing to assess the potential impact of the new standard on our Financial Statements.
In February 2016, the FASB issued ASU 2016-02, which requires the recognition of a right-of-use asset and a lease liability for most lease arrangements with a term greater than one year, and increases qualitative and quantitative disclosures regarding leasing transactions. The standard is effective for us in the first quarter 2019, although early adoption is permitted. Transition requires application of the new guidance at the beginning of the earliest comparative balance sheet period presented utilizing a modified retrospective approach. We are assessing the timing of adoption of the new standard and its potential impact on our Financial Statements.
In March 2016, the FASB issued ASU 2016-09, which modifies the accounting for excess tax benefits and tax deficiencies associated with share-based payments, and amends the associated cash flow presentation. ASU 2016-09 eliminates the requirement to recognize excess tax benefits in additional paid-in capital (“APIC”), and the requirement to evaluate tax deficiencies for APIC or income tax expense classification, and provides for these benefits or deficiencies to be recorded as an income tax expense or benefit in the income statement. Additionally, tax benefits of dividends on share-based payment awards will also be reflected as an income tax expense or benefit in the income statement. With these changes, tax-related cash flows resulting from share-based payments will be classified as operating activities as opposed to financing, as currently presented. We will adopt the standard upon its effective date in the first quarter 2017 and do not believe it will have a material impact on our Financial Statements.
In the first quarter 2016, we adopted ASU 2015-02, which amends existing consolidation requirements in ASC 810 associated with: (1) determining the consolidation model and assessing control for limited partnerships and similar entities; (2) determining when fees paid to decision makers or service providers are variable interests; and (3) evaluating interests held by de facto agents or related parties of the reporting entity. Our adoption did not have a material impact on our Financial Statements.
In the first quarter 2016, we adopted ASU 2015-03, which requires presentation of debt issuance costs as a direct deduction from the related debt liability rather than as an asset, as presented under previous guidance. Our adoption resulted in the reclassification of deferred debt issuance costs from other current assets and other non-current assets of approximately $2,129 and $8,168, respectively, to current maturities of long-term debt and long-term debt, respectively, in our December 31, 2015 Balance Sheet.